Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Liabilities, Noncurrent
Operating lease right-of-use assets, net	¥ 17,064
Operating lease liabilities - current	8,995	¥ 11,481
Operating lease liabilities - non-current	6,666
Total operating lease liabilities	¥ 15,661
Weighted average remaining lease term	1 year 5 months 1 day
Weighted average discount rate	4.75%
Operating lease expenses	¥ 11,260
Short-term lease expenses	3,818
Total lease expenses	15,078	¥ 22,718	¥ 24,518
Cash paid for amounts included in the measurement of lease liabilities:	9,581
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	¥ 18,942
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years